UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07255
Oppenheimer International Bond Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  September 30
Date of reporting period:  03/31/2009

Item 1.  Reports to Stockholders.

March 31, 2009

Oppenheimer

International Bond Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

Listing of Top Holdings

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings
Japan	21.3%
United States	18.8
Brazil	7.1
United Kingdom	6.7
Germany	6.2
France	5.5
Turkey	4.7
Russia	3.4
Greece	3.1
Mexico	3.0
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments.
10 | OPPENHEIMER INTERNATIONAL BOND FUND

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2009, and are based on the total market value of investments.
11 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’ s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
12 | OPPENHEIMER INTERNATIONAL BOND FUND

Class Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical”
14 | OPPENHEIMER INTERNATIONAL BOND FUND

section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2008	March 31, 2009	March 31, 2009
Actual
Class A	$1,000.00	$982.20	$4.86
Class B	1,000.00	978.00	9.02
Class C	1,000.00	978.60	8.37
Class N	1,000.00	978.60	6.73
Class Y	1,000.00	984.10	2.97

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.04	4.95
Class B	1,000.00	1,015.86	9.19
Class C	1,000.00	1,016.50	8.53
Class N	1,000.00	1,018.15	6.87
Class Y	1,000.00	1,021.94	3.03
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2009 are as follows:

Class	Expense Ratios
Class A	0.98%
Class B	1.82
Class C	1.69
Class N	1.36
Class Y	0.60
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
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THIS PAGE INTENTIONALLY LEFT BLANK.
16 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

	Principal
	Amount		Value

Asset-Backed Securities—0.0%
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates, Series 2006-1A, Cl. C, 3.857%, 11/14/13[1,2] (Cost $613,963)	$613,963		$491,170

U.S. Government Obligations—6.9%
U.S. Treasury Inflationary Index Nts., 0.625%, 4/15/13[3,4] (Cost $589,778,785)	644,430,000		638,314,968

Foreign Government Obligations—63.9%
Argentina—0.3%
Argentina (Republic of) Bonds:
1.683%, 8/3/12[2]	8,213,500		3,869,706
Series GDP, 1.626%, 12/15/35[2]	15,020,000		485,146
Series V, 7%, 3/28/11	19,088,000		7,912,241
Series VII, 7%, 9/12/13	4,720,000		1,553,864
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15	4,980,000		1,152,870
Argentina (Republic of) Sr. Unsecured Nts., 15.40%, 1/30/14[2]	107,738,897	ARP	11,609,795

			26,583,622

Australia—0.3%
New South Wales Treasury Corp. Bonds:
Series 12, 6%, 5/1/12	15,000,000	AUD	10,983,298
Series 14, 5.50%, 8/1/14	21,850,000	AUD	15,681,005

			26,664,303

Belgium—0.5%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35	29,290,000	EUR	41,515,083
Brazil—5.3%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18[5]	19,240,000		18,398,250
Brazil (Federal Republic of) Bonds:
6%, 1/17/17	26,495,000		26,561,238
8%, 1/15/18	29,400,000		32,222,400
8.75%, 2/4/25	2,135,000		2,444,575
8.875%, 10/14/19	24,260,000		28,626,800
10.50%, 7/14/14	17,650,000		21,841,875
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10	198,234,000	BRR	87,346,400
10%, 1/1/12	243,328,000	BRR	104,787,571
10%, 1/1/14	59,480,000	BRR	23,871,881
10%, 1/1/17	336,320,000	BRR	127,253,410
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15	4,000,000		4,440,000
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19	12,610,000		12,326,275

			490,120,675
F1 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Bulgaria—0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15	$1,500,000		$1,515,000
8.25%, 1/15/15[5]	1,440,000		1,454,400

			2,969,400

Canada—1.1%
Canada (Government of) Bonds:
3.50%, 6/1/13	33,515,000	CAD	28,590,624
5%, 6/1/37	35,245,000	CAD	35,088,455
Canada (Government of) Nts.:
3.75%, 6/1/10	25,175,000	CAD	20,680,120
4.25%, 6/1/18	15,340,000	CAD	13,771,446

			98,130,645

Colombia—0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[1]	16,413,000,000	COP	5,464,386
Colombia (Republic of) Bonds:
7.375%, 9/18/37	3,390,000		3,042,525
12%, 10/22/15	32,307,000,000	COP	14,459,024
Colombia (Republic of) Nts., 11.75%, 3/1/10	7,228,000,000	COP	2,932,070
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	7,560,000		7,578,900
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	11,650,000		11,848,050
EEB International Ltd. Sr. Unsec. Bonds, 8.75%, 10/31/14[5]	5,490,000		5,133,150

			50,458,105

Denmark—0.4%
Denmark (Kingdom of) Bonds, 5%, 11/15/13	202,795,000	DKK	39,508,192
Egypt—0.2%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12[5]	108,205,000	EGP	16,711,939
France—5.4%
France (Government of) Bonds, 4.25%, 10/25/18	196,830,000	EUR	275,981,722
France (Government of) Treasury Nts., 3.75%, 1/12/13	154,305,000	EUR	215,641,991

			491,623,713

Germany—6.1%
Germany (Federal Republic of) Bonds:
5.50%, 1/4/31	63,000,000	EUR	100,308,502
Series 03, 3.75%, 7/4/13	117,157,000	EUR	165,741,658
Series 05, 4%, 1/4/37	218,335,000	EUR	292,575,340

			558,625,500

Greece—3.1%
Greece (Republic of) Bonds, 4.60%, 5/20/13	209,516,000	EUR	281,286,511
F2 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Hungary—0.3%
Hungary (Republic of) Bonds:
Series 12/C, 6%, 10/24/12	5,790,000,000	HUF	$20,329,631
Series 14/C, 5.50%, 2/12/14	1,837,800,000	HUF	5,894,326

			26,223,957

Indonesia—0.9%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14[5]	1,950,000		1,803,750
6.875%, 1/17/18[5]	18,440,000		14,936,400
7.25%, 4/20/15[5]	6,637,000		6,139,225
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38[5]	13,760,000		10,732,800
10.375%, 5/4/14[5]	13,080,000		13,701,300
11.625%, 3/4/19[5]	15,558,000		16,997,115
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[5]	23,355,000		19,851,750

			84,162,340

Israel—0.8%
Israel (State of) Bonds:
5.125%, 3/26/19	10,155,000		10,247,319
5.50%, 2/28/17	107,280,000	ILS	27,850,341
Series 2682, 7.50%, 3/31/14	107,990,000	ILS	30,796,025

			68,893,685

Italy—2.9%
Buoni Poliennali Del Tes Bonds:
3.75%, 2/1/11	93,400,000	EUR	128,316,885
3.75%, 12/15/13	99,194,000	EUR	134,688,865

			263,005,750

Japan—20.8%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10	52,651,000,000	JPY	535,568,408
5 yr., Series 72, 1.50%, 6/20/13	60,417,000,000	JPY	630,632,384
10 yr., Series 279, 2%, 3/20/16[6]	9,837,000,000	JPY	106,358,059
10 yr., Series 282, 1.70%, 9/20/16	27,529,000,000	JPY	291,925,320
20 yr., Series 61, 1%, 3/20/23	16,373,000,000	JPY	150,902,540
20 yr., Series 73, 2%, 12/20/24	12,277,000,000	JPY	127,143,259
20 yr., Series 75, 2.10%, 3/20/25	6,827,000,000	JPY	71,534,352

			1,914,064,322

Korea, Republic of South—0.1%
Export-Import Bank of Korea (The), 8.125% Sr. Nts., 1/21/14	12,570,000		13,011,182
Mexico—2.1%
United Mexican States Bonds:
5.625%, 1/15/17[1]	20,720,000		20,367,760
Series A, 6.375%, 1/16/13	11,115,000		11,781,900
F3 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Mexico Continued
United Mexican States Bonds: Continued
Series MI10, 8%, 12/19/13	547,680,000	MXN	$39,917,853
Series M20, 10%, 12/5/24[2]	289,600,000	MXN	24,113,386
United Mexican States Sr. Unsec. Bonds, 6.05%, 1/11/40	7,469,000		6,423,340
United Mexican States Sr. Unsec. Nts., 5.875%, 2/17/14	6,140,000		6,370,250
United Mexican States Treasury Bills, Series BI, 8.15%, 4/2/09[7]	1,167,300,000	MXN	82,392,043

			191,366,532

Nigeria—0.1%
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10	132,985		104,282
Nigeria (Federal Republic of) Treasury Bills, Series 364, 9.302%, 4/9/09[7]	787,100,000	NGN	5,313,589

			5,417,871

Norway—0.2%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13	99,145,000	NOK	16,904,678
Panama—0.7%
Panama (Republic of) Bonds:
6.70%, 1/26/36	8,025,000		7,082,063
7.25%, 3/15/15	27,080,000		27,757,000
8.875%, 9/30/27	8,215,000		8,716,115
9.375%, 4/1/29	11,570,000		12,755,925
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	11,655,000		11,072,250

			67,383,353

Peru—1.5%
Peru (Republic of) Bonds:
7.84%, 8/12/20	86,585,000	PEN	30,097,902
9.91%, 5/5/15	135,047,000	PEN	51,650,243
Series 7, 8.60%, 8/12/17	123,865,000	PEN	45,636,954
Series 8-1, 12.25%, 8/10/11	15,215,000	PEN	5,529,927
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16[7]	1,426,420		1,000,205
Peru (Republic of) Sr. Unsec. Nts., 7.125%, 3/30/19	6,039,000		6,129,585

			140,044,816

Philippines—0.4%
Philippines (Republic of the) Bonds, 8%, 1/15/16	2,910,000		3,219,188
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31	14,310,000		14,685,638
9%, 2/15/13	14,390,000		16,548,500

			34,453,326
F4 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Poland—0.4%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22	10,000,000	PLZ	$2,713,317
Series 0413, 5.25%, 4/25/13	137,370,000	PLZ	38,515,968

			41,229,285

Sweden—0.4%
Sweden (Kingdom of) Bonds, Series 1049, 4.50%, 8/12/15	292,045,000	SEK	39,525,953
The Netherlands—0.7%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11	45,600,000	EUR	65,055,443
Turkey—3.8%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	22,775,000		21,066,875
7%, 9/26/16	13,755,000		13,273,575
7%, 3/11/19	4,980,000		4,643,850
14%, 1/19/11[2]	66,670,000	TRY	39,795,504
14.559%, 11/3/10[7]	50,700,000	TRY	24,638,050
15.848%, 10/7/09[7]	79,390,000	TRY	44,898,143
15.891%, 6/23/10[7]	32,100,000	TRY	16,474,429
16%, 3/7/12[2]	114,060,000	TRY	69,969,148
18.127%, 1/13/10[7]	109,600,000	TRY	59,907,746
Series CPI, 11.957%, 2/15/12[2]	24,375,000	TRY	16,328,488
Series CPI, 12.463%, 8/14/13[2]	5,450,000	TRY	3,304,213
Turkey (Republic of) Nts.:
7.25%, 3/15/15	4,930,000		4,905,350
7.50%, 7/14/17	29,790,000		29,492,100

			348,697,471

Ukraine—0.0%
Ukraine (Republic of) Unsec. Unsub. Nts., 6.875%, 3/4/11	180,000		95,742
United Kingdom—3.8%
United Kingdom Bonds, 4.50%, 3/7/19	18,390,000	GBP	29,302,515
United Kingdom Treasury Bills, 0.425%, 5/26/09[7]	73,530,000	GBP	105,406,201
United Kingdom Treasury Bonds:
4.75%, 12/7/38	89,265,000	GBP	140,755,615
5%, 3/7/18	44,595,000	GBP	74,201,079

			349,665,410

Uruguay—0.4%
Uruguay (Oriental Republic of) Bonds:
4.82%, 4/5/2	248,600,000	UYU	5,447,858
7.625%, 3/21/36	9,935,000		7,997,675
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18	403,060,000	UYU	12,899,497
8%, 11/18/22	10,950,000		9,929,460

			36,274,490
F5 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Venezuela—0.4%
Venezuela (Republic of) Bonds, 9%, 5/7/23	$43,330,000		$22,314,950
Venezuela (Republic of) Nts.:
8.50%, 10/8/14	5,700,000		3,534,000
10.75%, 9/19/13	5,650,000		4,110,375
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25	20,285,000		9,143,464

			39,102,789

Total Foreign Government Obligations (Cost $6,066,501,284)			5,868,776,083

Loan Participations—2.0%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine, 8.625% Nts., 7/15/11[5]	18,560,000		4,640,000
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 8.40% Sec. Nts., 2/9/16[1]	18,240,000		4,833,600
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28, Tranche 1, 11/25/09	72,600,000	RUR	2,034,093
Dali Capital SA (ROSBANK), 8% Sec. Nts., Series 23, Tranche 1, 9/30/09	71,200,000	RUR	1,958,121
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37[5]	25,440,000		16,090,800
7.51% Sr. Sec. Nts., 7/31/13[5]	21,880,000		17,504,000
8.625% Sr. Sec. Nts., 4/28/34[5]	18,050,000		16,064,500
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10[5]	2,780,000		2,717,450
RSHB Capital SA/OJSC Russian Agricultural Bank:
7.175% Nts., 5/16/13[5]	3,820,000		3,144,242
7.75% Nts., 5/29/18[5]	7,225,000		5,189,718
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[5]	19,450,000		12,739,750
TransCapitalInvest Ltd., 8.70% Sec. Nts., 8/7/18[5]	9,900,000		8,626,009
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67% Sec. Bonds, 3/5/14[5]	9,250,000		7,453,835
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[5]	29,400,000		18,228,000
VTB Capital SA:
6.25% Sr. Nts., 6/30/35[1]	2,950,000		1,991,250
6.315% Sub. Unsec. Nts., 2/4/15	57,895,000		38,125,131
6.875% Sr. Sec. Nts., 5/29/18[5]	25,908,000		19,560,540

Total Loan Participations (Cost $268,964,698)			180,901,039

Corporate Bonds and Notes—10.3%
AES Panama SA, 6.35% Sr. Nts., 12/21/16[5]	1,240,000		1,114,570
Alrosa Finance SA:
8.875% Nts., 11/17/14	7,010,000		4,942,050
8.875% Nts., 11/17/14[5]	10,540,000		7,430,700
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17[5]	24,030,000	BRR	8,494,277
F6 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	140,800,000	MXN	$7,549,425
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[5]	9,676,684		4,693,192
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	29,695,000	EUR	33,838,736
Banco BMG SA, 9.15% Nts., 1/15/16[5]	9,770,000		6,790,150
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21[2,5]	2,750,000		2,543,750
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[5]	2,650,000		861,250
Banco Invex SA, 27.252% Mtg.-Backed Certificates, Series 062U, 3/13/34[2,3]	27,603,725	MXN	7,308,702
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	130,228,000	EUR	167,969,153
4.50% Sr. Sec. Nts., 7/13/21	71,472,000	EUR	86,174,339
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[5]	15,030,000		11,047,050
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.[5,8]	4,000,000		1,402,804
Cloverie plc, 5.538% Sec. Nts., Series 2005-93, 12/20/10[1,2]	3,600,000		2,121,120
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10[1]	13,295,000	BRR	5,960,470
Gaz Capital SA, 8.146% Sr. Sec. Nts., 4/11/18[5]	19,320,000		17,388,000
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10[7]	42,800,000		31,458,000
9.751% Sr. Unsec. Nts., 7/8/09[7]	30,220,000		25,384,800
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17[5]	3,275,000		1,588,375
9.25% Sr. Nts., 10/16/13[5]	38,790,000		21,334,500
ICICI Bank Ltd., 6.375% Bonds, 4/30/22[2,5]	12,195,000		6,876,200
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[1]	10,216,199		7,508,906
Inter-American Development Bank:
6.26% Nts., 12/8/09[2]	11,200,000	BRR	4,441,858
11.377% Nts., 1/25/12[2]	7,243,714,479	COP	2,640,656
International Bank for Reconstruction & Development (The), 15% Nts., 1/7/10[1]	3,000,000	TRY	1,844,541
ISA Capital do Brasil SA, 8.80% Sr. Nts., 1/30/17[5]	2,190,000		1,971,000
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[5]	28,270,000		28,426,588
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35[1]	34,101,099	MXN	1,975,314
25.216% Mtg.-Backed Certificates, Series 06U, 9/25/35[2]	16,327,399	MXN	3,131,541
JSC Astana Finance, 9.16% Nts., 3/14/12[1]	14,000,000		3,220,000
Kazmunaigaz Finance Sub BV, 9.125% Nts., 7/2/18[5]	23,060,000		17,064,400
Korea Development Bank, 8% Sr. Nts., 1/23/14	10,000,000		10,301,380
Majapahit Holding BV:
7.25% Nts., 10/17/11[5]	2,860,000		2,631,200
7.75% Nts., 10/17/16[5]	6,450,000		4,773,000
F7 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Corporate Bonds and Notes Continued
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11[5]	$2,745,000		$974,475
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	665,100,000	PHP	12,187,192
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10[1,9,10]	550,000		—
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[5]	9,355,000		4,911,375
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub. Nts., 6/15/38[5]	24,060,000		16,962,300
Petrobras International Finance Co.:
5.785% Sr. Unsec. Nts., 3/1/18	11,070,000		10,355,564
7.875% Sr. Unsec. Nts., 3/15/19	12,470,000		12,983,764
Petroleos Mexicanos, 8% Nts., 5/3/19	12,580,000		12,328,400
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[5]	7,588,478		6,455,412
Salisbury International Investments Ltd., 5.293% Sec. Nts., Series 2006-003, Tranche E, 7/20/11[1,2]	2,400,000		930,720
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16[1]	26,033,700	PEN	7,593,610
Tengizchevroil LLP, 6.124% Nts., 11/15/14[5]	5,006,473		3,980,146
TGI International Ltd., 9.50% Nts., 10/3/17[5]	12,130,000		10,522,775
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[1,11]	6,065,000		2,017,261
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[5]	51,325,000		32,591,375
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11	91,445,000	EUR	114,763,372
4% Sec. Mtg. Nts., Series 2, 9/27/16	122,990,000	EUR	140,658,977

Total Corporate Bonds and Notes (Cost $1,141,656,707)			944,418,715

	Units

Rights, Warrants and Certificates—0.0%
MHP SA, GDR Wts., Strike Price 0.01UAH, Exp. 5/8/09[10] (Cost $0)	169,861		455,227

	Principal
	Amount

Structured Securities—6.7%
Barclays Bank plc:
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/15/09[1]	$13,300,000		11,241,160
Custom Basket of African Currencies Cv. Unsec. Unsub. Nts., 10.25%, 5/7/09[1]	13,300,000		11,315,640
Citibank NA, New York, Dominican Republic Credit Linked Nts., ins:
12%, 2/22/11[1]	96,170,000	DOP	2,400,768
14.218%, 5/11/09[7]	263,610,000	DOP	7,275,408
Citigroup Funding, Inc., Custom Basket of African Currencies Credit Linked Nts., 0%, 4/29/09[7]	26,610,000		22,806,367
F8 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
Citigroup Global Markets Holdings, Inc.:
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10[7]	32,035,902	BRR	$12,854,439
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	11,920,000,000	COP	5,023,700
Colombia (Republic of) Credit Linked Nts., 12.975%, 2/26/15[1,3]	10,435,000,000	COP	8,205,355
Colombia (Republic of) Credit Linked Nts., Series 01, 12.975%, 2/26/15[1,3]	3,833,000,000	COP	3,014,003
Colombia (Republic of) Credit Linked Nts., Series 02, 12.975% 12/26/15[1,3]	4,568,000,000	COP	3,591,956
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12	6,942,469,928	COP	3,219,152
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	11,705,100,000	COP	5,427,534
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[1]	31,110,000,000	COP	14,425,386
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	12,430,000,000	COP	5,763,663
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12	289,700,000	DOP	7,175,338
Egypt (The Arab Republic of) Credit Linked Nts., 7.812%, 4/16/09[7]	31,090,000	EGP	5,497,902
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10	15,350,000	GHS	8,964,313
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10	13,799,000	UAH	1,297,415
Zambia (Republic of) Credit Linked Nts., 11.399%, 6/11/09[7]	10,050,000,000	ZMK	1,770,464
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10[2]	49,215,000	UAH	2,455,553
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11	116,800,000,000	IDR	10,259,492
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09[1,2]	321,528,000	RUR	9,198,164
Moitk Total Return Linked Nts., 21%, 3/26/11[1,2]	244,714,000	RUR	1,154,754
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10[5]	277,800,000	RUR	7,541,827
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09[1]	280,840,000	RUR	8,374,510
Oreniz Total Return Linked Nts., 9.24%, 2/21/12[1,2]	64,940,000	RUR	861,857
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09[1]	30,400,000	UAH	2,773,915
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17[1]	85,958,000,000	VND	3,045,756
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Total Return Linked Nts., Series 009, 9.24%, 2/21/12[1,2]	75,000,000	RUR	995,370
Russian Specialized Construction and Installation Administration Credit Linked Nts., 5/20/10[1,9]	64,600,000	RUR	154,322
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09	9,163,000	UAH	836,098
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09[1]	65,490,000	UAH	5,975,779
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/24/12[1]	64,500,000	RUR	475,566
Deutsche Bank AF:
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%, 9/10/10[1]	16,500,000		165,000
Coriolanus Ltd. Sec. Credit Linked Nts., Series 112, 8.33%, 12/7/09[1,2]	7,890,000		6,941,575
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11[1,2]	8,755,000		7,140,670
F9 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11[1]	62,619,228	MXN	$4,122,304
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11[1]	41,424,020	MXN	2,726,996
Brazil Real Total Return Linked Nts., 6%, 8/18/10	15,895,000	BRR	12,497,078
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/16/14	13,259,000,000	COP	6,173,715
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%, 1/19/10[1,7]	8,475,000		7,539,360
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12[1]	4,278,797		1,690,125
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15	10,300,162		7,397,946
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21	140,400,000,000	IDR	12,062,064
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/22/13	12,412,800		11,296,842
Opic Reforma I Credit Linked Nts., Cl. 1A, 9.815%, 9/24/14[1,2]	27,100,000	MXN	1,913,166
Opic Reforma I Credit Linked Nts., Cl. 1B, 9.815%, 9/24/14[1,2]	5,420,000	MXN	382,633
Opic Reforma I Credit Linked Nts., Cl. 1C, 9.815%, 9/24/14[1,2]	9,033,333	MXN	637,722
Opic Reforma I Credit Linked Nts., Cl. 2A, 11.315%, 5/22/15[1,2]	2,585,931	MXN	182,558
Opic Reforma I Credit Linked Nts., Cl. 2B, 11.315%, 5/22/15[1,2]	4,524,148	MXN	319,389
Opic Reforma I Credit Linked Nts., Cl. 2C, 11.315%, 5/22/15[1,2]	68,213,181	MXN	4,815,615
Opic Reforma I Credit Linked Nts., Cl. 2D, 11.315%, 5/22/15[1,2]	4,971,283	MXN	350,955
Opic Reforma I Credit Linked Nts., Cl. 2E, 11.315%, 5/22/15[1,2]	3,611,731	MXN	254,976
Opic Reforma I Credit Linked Nts., Cl. 2F, 11.315%, 5/22/15[1,2]	2,306,631	MXN	162,840
Opic Reforma I Credit Linked Nts., Cl. 2G, 11.315%, 5/22/15[1,2]	424,788	MXN	29,989
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/27/10	2,505,000		1,096,013
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11	2,505,000		943,884
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11	2,505,000		906,560
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12	2,505,000		886,469
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12	2,505,000		875,999
United Mexican States Credit Linked Nts., 9.52%, 1/5/11[1]	41,332,033	MXN	2,720,940
Videocom International Ltd. Credit Linked Nts., 6.26%, 12/29/09	7,300,000		7,215,247
Deutsche Bank AG Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%, 4/20/17	216,800,000,000	VND	5,923,591
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11[2,5]	213,030,000	RUR	5,108,642
Eirles Two Ltd. Sec. Nts., Series 335, 5.13%, 4/30/12[1,2]	11,200,000		4,879,840
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17[1,7]	129,050,000	TRY	17,664,580
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%, 2/8/37[1,7]	376,977,600,000	COP	4,245,377
Goldman Sachs International, Rosselkhozbank Total Return Linked Nts., 8%, 5/13/09[2]	573,900,000	RUR	16,629,352
Hallertau SPC Credit Linked Nts., Series 2008-2A, 7.734%, 9/17/13[1,2]	25,340,000		25,694,760
Hallertau SPC Philippines (Republic of) Credit Linked Nts., Series 2007-01, 3.914%, 12/20/17[1,2]	45,030,000		31,588,545
F10 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10[1,7,9]	63,164,246	BRR	S 5,483,901
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09[1]	64,285,000	UAH	5,025,570
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.703%, 5/16/45[1]	11,130,000	BRR	7,838,955
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16[1,7]	123,076,217,937	COP	25,379,987
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16[1,7]	90,697,000,000	COP	17,281,571
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16[1,7]	90,312,000,000	COP	17,208,213
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15[1,7]	40,860,000	PEN	7,522,717
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10[1]	3,850,000		4,057,130
JPMorgan Chase Bank NA London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/17/21[5]	120,620,000,000	IDR	10,362,722
Lehman Brothers Treasury Co. BV:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15[5,9,10]	20,000,000		2,500,000
Brazil (Federal Republic of) Credit Linked Nts., 6.357%, 4/20/11[5,7,9]	60,726,873	BRR	7,590,859
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[1]	13,289,000,000	COP	3,810,985
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[1]	26,120,000	PEN	5,233,772
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	432,006,314	RUR	6,074,865
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/9/12[1]	145,734,455	RUR	3,309,509
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.551%, 1/5/22[1,7]	173,500,000	BRR	2,542,946
Brazil (Federal Republic of) Credit Linked Nts., 14.40%, 8/4/16[1]	56,967,568	BRR	18,555,747
Ukraine (Republic of) Credit Linked Nts., 6.176%, 10/15/17[1,2]	17,600,000		4,576,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 7.046%, 10/15/17[1,2]	12,250,000		3,185,000
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[1]	11,760,000		10,054,800
VimpelCom Total Return Linked Nts., 9.05%, 7/26/13[2]	692,500,000	RUR	19,243,298
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12[1]	14,344,852		5,627,486
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12[1]	19,175,847		7,660,751
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[1]	7,369,232	GHS	3,183,592

Total Structured Securities (Cost $959,516,950)			613,866,619

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.0%
Mexican Nuevo Peso (MXN) Call[10] (Cost $566,257)	4/16/09	14.32 MXN	724,000,000	1,109,168

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Company—8.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.80%[12,13] (Cost $760,249,442)	760,249,442	$760,249,442

Total Investments, at Value (Cost $9,787,848,086)	98.1%	9,008,582,431

Other Assets Net of Liabilities	1.9	178,486,045

Net Assets	100.0%	$9,187,068,476

Footnotes to Statement of Investments
Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

ARP	Argentine Peso

AUD	Australian Dollar

BRR	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

DKK	Danish Krone

DOP	Dominican Republic Peso

EGP	Egyptian Pounds

EUR	Euro

GBP	British Pound Sterling

GHS	Ghana Cedi

HUF	Hungarian Forint

IDR	Indonesia Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Nuevo Peso

NGN	Nigeria Naira

NOK	Norwegian Krone

PEN	Peruvian New Sol

PHP	Philippines Peso

PLZ	Polish Zloty

RUR	Russian Ruble

SEK	Swedish Krona

TRY	New Turkish Lira

UAH	Ukraine Hryvnia

UYU	Uruguay Peso

VND	Vietnam Dong

ZMK	Zambian Kwacha

1.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2009 was $437,232,916, which represents 4.76% of the Fund’s net assets, of which $9,049,843 is considered restricted. See Note 9 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Depreciation

Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1A, 9.815%, 9/24/14	12/27/07	$2,490,580	$1,913,166	$577,414
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1B, 9.815%, 9/24/14	6/12/08	522,536	382,633	139,903
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1C, 9.815%, 9/24/14	8/12/08	888,889	637,722	251,167
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 11.315%, 5/22/15	5/21/08	249,324	182,558	66,766
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 11.315%, 5/22/15	6/12/08	436,168	319,389	116,779
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 11.315%, 5/22/15	6/18/08	6,617,724	4,815,615	1,802,109
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 11.315%, 5/22/15	7/8/08	481,935	350,955	130,980
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 11.315%, 5/22/15	7/15/08	350,722	254,976	95,746
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 11.315%, 5/22/15	8/8/08	227,066	162,840	64,226
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 11.315%, 5/22/15	8/22/08	41,897	29,989	11,908

		$12,306,841	$9,049,843	$3,256,998

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.
F12 | OPPENHEIMER INTERNATIONAL BOND FUND

4.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $133,712,136. See Note 6 of accompanying Notes.

5.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $513,751,837 or 5.59% of the Fund’s net assets as of March 31, 2009.

6.	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

7.	Zero coupon bond reflects effective yield on the date of purchase.

8.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9.	Issue is in default. See Note 1 of accompanying Notes.

10.	Non-income producing security.

11.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2008	Additions	Reductions	March 31, 2009

OFI Liquid Assets Fund, LLC	369,679,710	295,592,353	665,272,063	—
Oppenheimer Institutional Money Market Fund, Cl. E	264,206,183	5,017,590,999	4,521,547,740	760,249,442

	Value	Income

OFI Liquid Assets Fund, LLC	$—	$1,303,751	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	760,249,442	6,145,246

	$760,249,442	$7,448,997

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
13.      Rate shown is the 7-day yield as of March 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of March 31, 2009:

	Investments	Other Financial
Valuation Description	in Securities	Instruments*

Level 1—Quoted Prices	$760,249,442	$(5,750,929)
Level 2—Other Significant Observable Inputs	8,248,332,989	132,275,056
Level 3—Significant Unobservable Inputs	—	—

Total	$9,008,582,431	$126,524,127

*	Other financial instruments include options written, currency contracts, futures, forwards, swap contracts and unfunded loan commitments. Currency contracts, forwards and unfunded loan commitments are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts as of March 31, 2009 are as follows:

		Contract
		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Argentine Peso (ARP)	Buy	169,350	ARP	4/30/09	$44,524,780	$—	$158,598
Australian Dollar (AUD)	Sell	50,050	AUD	4/15/09	34,760,736	—	296,306
Australian Dollar (AUD)	Buy	211,747	AUD	4/17/09-6/9/09	146,555,619	1,288,418	579,583
Brazilian Real (BRR)	Buy	249,089	BRR	5/5/09-1/5/10	105,135,033	10,937,994	2,019,339
British Pound Sterling (GBP)	Sell	109,920	GBP	4/15/09-6/11/09	157,749,684	287,102	2,259,480
British Pound Sterling (GBP)	Buy	53,630	GBP	4/17/09-6/9/09	76,966,999	1,194,837	—
Canadian Dollar (CAD)	Sell	42,510	CAD	4/15/09	33,717,490	665,282	—
Canadian Dollar (CAD)	Buy	135,400	CAD	4/17/09-6/9/09	107,464,194	—	3,145,898
Chinese Renminbi (Yuan) (CNY)	Buy	638,630	CNY	5/13/09-12/17/09	93,633,590	933,820	2,003,837
Colombian Peso (COP)	Sell	218,144,653	COP	4/3/09-7/1/09	85,167,463	2,303,889	582,901
Colombian Peso (COP)	Buy	15,055,322	COP	4/3/09	5,925,187	30,386	—
Czech Koruna (CZK)	Sell	13,681	CZK	12/31/09	660,992	172,847	—
Euro (EUR)	Sell	216,125	EUR	4/15/09-6/23/09	287,160,635	1,036,924	6,324,542
Euro (EUR)	Buy	308,130	EUR	4/17/09-6/11/09	409,408,300	15,173,231	631,385
Hong Kong Dollar (HKD)	Sell	388,000	HKD	4/6/09	50,062,410	—	33,399
Hungarian Forint (HUF)	Sell	22,393	HUF	12/31/09	91,751	44,878	—
Hungarian Forint (HUF)	Buy	16,004,000	HUF	5/4/09-6/3/09	68,317,451	—	486,727
Indonesia Rupiah (IDR)	Buy	226,240,000	IDR	5/18/09-6/19/09	18,837,603	411,029	—
Israeli Shekel (ILS)	Sell	425,630	ILS	4/10/09-6/30/09	100,899,240	2,377,320	45,123
Japanese Yen (JPY)	Sell	27,192,000	JPY	4/15/09-6/11/09	274,949,631	6,606,402	—
Japanese Yen (JPY)	Buy	1,350,000	JPY	4/17/09	13,641,727	—	293,038
Malaysian Ringgit (MYR)	Buy	85,940	MYR	6/8/09	23,544,754	678,032	—
Mexican Nuevo Peso (MXN)	Sell	1,843,070	MXN	4/20/09	129,593,926	—	7,216,531
Mexican Nuevo Peso (MXN)	Buy	2,687,515	MXN	4/20/09-6/9/09	187,794,358	4,561,280	—
New Taiwan Dollar (TWD)	Sell	3,098,500	TWD	5/4/09-7/1/09	91,558,712	—	397,701
New Turkish Lira (TRY)	Sell	164,925	TRY	5/6/09	98,258,609	122,615	3,500,809
New Turkish Lira (TRY)	Buy	83,300	TRY	4/27/09	49,742,077	—	174,030
New Zealand Dollar (NZD)	Sell	61,900	NZD	4/15/09	35,274,919	—	663,534
New Zealand Dollar (NZD)	Buy	631,705	NZD	6/9/09-6/11/09	358,686,545	40,181,962	—
Norwegian Krone (NOK)	Buy	1,333,450	NOK	6/9/09-6/11/09	197,919,171	10,256,096	—
Peruvian New Sol (PEN)	Sell	160,681	PEN	4/17/09-9/4/09	50,565,421	—	1,808,965
Philippines Peso (PHP)	Sell	564,000	PHP	4/17/09	11,651,057	—	105,510
Philippines Peso (PHP)	Buy	2,225,000	PHP	4/7/09	46,010,061	1,078,720	—
Polish Zloty (PLZ)	Sell	49,706	PLZ	5/11/09-12/31/09	14,261,561	50,125	1,093,862
Polish Zloty (PLZ)	Buy	187,685	PLZ	6/9/09	53,809,454	1,421,523	—
Russian Ruble (RUR)	Sell	3,982,290	RUR	9/18/09-11/18/09	109,388,783	22,887,463	—
Russian Ruble (RUR)	Buy	609,940	RUR	6/11/09	17,539,317	1,051,466	—
Singapore Dollar (SGD)	Sell	270,190	SGD	4/6/09-5/11/09	177,528,514	—	3,562,161
Singapore Dollar (SGD)	Buy	31,345	SGD	6/9/09	20,590,914	417,790	—
South African Rand (ZAR)	Sell	626,655	ZAR	5/20/09	65,392,355	—	2,979,627
South African Rand (ZAR)	Buy	652,734	ZAR	4/20/09-12/31/09	68,344,962	2,610,019	398,896
Swedish Krona (SEK)	Sell	1,066,245	SEK	6/9/09-6/11/09	129,774,615	—	13,659,778
Swiss Franc (CHF)	Sell	244,120	CHF	4/14/09-6/9/09	214,692,535	431,386	5,000,547
Swiss Franc (CHF)	Buy	2,630	CHF	4/17/09	2,311,292	30,721	—

Total unrealized appreciation and depreciation						$129,243,557	$59,422,107

F14 | OPPENHEIMER INTERNATIONAL BOND FUND

Futures Contracts as of March 31, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

35 Day Interbank Cash Rate	Buy	95	4/17/09	$9,836,748	$307,775
CAC 40 10 Euro Index	Sell	940	4/17/09	35,062,511	(902,405)
CAC 40 10 Euro Index	Buy	278	4/17/09	10,369,551	266,619
Canadian Bond, 10 yr.	Buy	5,864	6/19/09	589,283,629	5,272,359
DAX Index	Sell	874	6/19/09	119,081,005	(2,937,807)
Euro-Bundesobligation	Buy	712	6/8/09	117,706,511	1,107,092
Euro-Bundesobligation, 5 yr.	Buy	1,929	6/8/09	298,741,660	(101,154)
Euro-Bundesobligation, 10 yr.	Sell	1,162	6/8/09	192,099,672	(2,423,805)
FTSE 100 Index	Sell	913	6/19/09	50,893,979	(1,897,638)
Hang Seng China Enterprises Index	Sell	219	4/29/09	11,350,386	563,646
Japanese Treasury Bonds, 10 yr.	Sell	112	6/11/09	156,314,593	633,235
Mexican Bola Index	Sell	724	6/19/09	10,141,622	53,867
MSCI Taiwan Index	Buy	598	4/29/09	11,571,300	(445,827)
Nikkei 225 Index	Sell	598	6/11/09	49,055,513	(6,569,197)
OMXS 30 Index	Sell	10,321	4/17/09	80,960,469	967,342
SGX CNX Nifty Index	Sell	1,868	4/30/09	11,271,512	(292,062)
Standard & Poor’s 500 E-Mini Index	Buy	2,025	6/19/09	80,473,500	4,147,706
Standard & Poor’s/MIB Index, 10 yr.	Buy	81	6/19/09	8,301,566	881,110
Standard & Poor’s/Toronto Stock Exchange 60 Index	Buy	975	6/18/09	81,353,109	993,699
U.S. Treasury Long Bonds	Buy	1,540	6/19/09	199,742,813	4,389,781
U.S. Treasury Nts., 5 yr.	Buy	2,993	6/30/09	355,465,516	4,058,063
U.S. Treasury Nts., 5 yr.	Sell	1,951	6/30/09	231,711,734	(3,302,845)
U.S. Treasury Nts., 10 yr.	Sell	11,095	6/19/09	1,376,646,797	(14,548,792)

					$(9,779,238)

Credit Default Swap Contracts as of March 31, 2009 are as follows:

				Pay/
			Notional	Receive
Swap		Buy/Sell	Amount	Fixed	Termination
Counterparty	Reference Entity	Credit Protection	(000’s)	Rate	Date	Value

Bolivarian Republic of Venezuela:
	Barclays Bank plc	Sell	$5,060	30.50%	1/20/10	$628,305
	Goldman Sachs International	Sell	2,635	6.35	5/20/13	(940,248)
	Morgan Stanley Capital Services, Inc.	Sell	5,060	30.00	1/20/10	605,505
	UBS AG	Sell	9,950	6.05	8/20/13	(3,835,477)

		Total	22,705			(3,541,915)
Cemex SAB de CV:
	UBS AG	Buy	2,220	5.30	10/20/13	470,829
	UBS AG	Buy	2,220	5.30	10/20/13	470,829

		Total	4,440			941,658
Development Bank of Kazakhstan JSC	Credit Suisse International	Sell	18,510	3.75	2/20/13	(7,873,950)

		Total	18,510			(7,873,950)
F15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts: Continued

				Pay/
			Notional	Receive
Swap		Buy/Sell	Amount	Fixed	Termination
Counterparty	Reference Entity	Credit Protection	(000’s)	Rate	Date	Value

Federative Republic of Brazil:	Deutsche Bank AG	Sell	$9,850	1.21%	8/20/13	$(798,338)
	Deutsche Bank AG	Sell	19,770	1.05	7/20/13	(1,679,572)
	Goldman Sachs Bank USA	Sell	9,850	1.21	8/20/13	(798,338)
	Goldman Sachs International	Sell	19,780	1.06	7/20/13	(1,672,680)
	JPMorgan Chase Bank NA, NY Branch	Sell	4,925	1.21	8/20/13	(399,169)

		Total	64,175			(5,348,097)
HSBK Europe BV:
	Credit Suisse International	Sell	3,840	4.95	3/20/13	(1,573,213)
	Morgan Stanley Capital Services, Inc.	Sell	7,670	4.78	3/20/13	(3,165,943)
	Morgan Stanley Capital Services, Inc.	Sell	7,680	4.88	3/20/13	(3,156,162)

		Total	19,190			(7,895,318)
Islamic Republic of Pakistan	Citibank NA, New York	Sell	3,010	5.10	3/20/13	(1,281,671)

		Total	3,010			(1,281,671)
Istanbul Bond Company SA	Morgan Stanley Capital Services, Inc.	Sell	17,390	1.30	3/24/13	(2,126,639)

		Total	17,390			(2,126,639)
PEMEX Project Funding Master	Goldman Sachs Bank USA	Buy	3,595	3.45	11/20/13	111,114

		Total	3,595			111,114
Republic of the Philippines	UBS AG	Sell	5,945	1.45	6/20/17	(852,403)

		Total	5,945			(852,403)
Republic of Turkey:
	Citibank NA, New York	Buy	12,760	5.25	12/20/13	(868,411)
	Goldman Sachs Bank USA	Buy	25,520	5.29	12/20/13	(1,779,863)
	Morgan Stanley Capital Services, Inc.	Buy	12,350	2.67	9/20/13	557,380

		Total	50,630			(2,090,894)

	JPMorgan Chase Bank NA, NY Branch	Sell	4,870	2.64	8/20/13	(211,825)
	JPMorgan Chase Bank NA, NY Branch	Sell	4,965	2.68	9/20/13	(222,189)
	JPMorgan Chase Bank NA, NY Branch	Sell	14,630	2.56	8/20/13	(681,101)
	JPMorgan Chase Bank NA, NY Branch	Sell	14,630	2.85	8/20/13	(518,866)

		Total	39,095			(1,633,981)
Russian Federation:
	Citibank NA, New York	Sell	19,600	1.11	8/20/13	(2,820,419)
	JPMorgan Chase Bank NA, NY Branch	Sell	9,800	1.10	8/20/13	(1,413,797)

		Total	29,400			(4,234,216)
Standard Bank London Holdings plc for NAK Naftogaz Ukrainy	Credit Suisse International	Sell	5,000	3.25	4/20/11	(2,548,157)

		Total	5,000			(2,548,157)
F16 | OPPENHEIMER INTERNATIONAL BOND FUND

Credit Default Swap Contracts: Continued

				Pay/
			Notional	Receive
Swap		Buy/Sell	Amount	Fixed	Termination
Counterparty	Reference Entity	Credit Protection	(000’s)	Rate	Date	Value

Troy Capital SA for Yasar Holdings SA:
	Morgan Stanley Capital Services, Inc.	Sell	$4,800	8.75%	6/20/10	$(890,679)
	Morgan Stanley Capital Services, Inc.	Sell	4,800	8.50	10/20/09	(381,406)

		Total	9,600			(1,272,085)
Ukraine:
	Citibank NA, New York	Buy	10,220	6.65	10/20/13	5,615,635
	Goldman Sachs Bank USA	Buy	12,180	4.22	8/20/13	7,195,749
	Merrill Lynch International	Buy	12,180	4.30	8/20/13	7,188,112
	UBS AG	Buy	11,630	4.18	8/20/13	6,874,470

		Total	46,210			26,873,966

	Goldman Sachs Bank USA	Sell	9,850	3.95	8/20/13	(5,840,088)
	UBS AG	Sell	9,850	3.95	8/20/13	(5,840,088)

		Total	19,700			(11,680,176)
United Mexican States	Citibank NA, New York	Sell	9,935	3.75	2/20/14	(68,790)

		Total	9,935			(68,790)
VTB Capital SA	Goldman Sachs Bank USA	Buy	12,290	7.40	5/28/13	940,972

		Total	12,290			940,972

				Grand Total Buys		26,776,816
				Grand Total Sells		(50,357,398)

			Total Credit Default Swaps			$(23,580,582)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference	Total Maximum Potential
Asset on which	Payments for Selling		Reference
the Fund Sold	Credit Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Sovereign Debt	$122,020,000	$—	BBB+ to BBB-
Non-Investment Grade Sovereign Debt	141,635,000	—	BB to CCC+

Total	$263,655,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
F17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts as of March 31, 2009 are as follows:

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

BZDI:
Banco Santander Central Hispano SA	27,880	BRR	BZDI	14.000%	1/3/12	$825,133
Banco Santander SA, Inc.	116,100	BRR	BZDI	14.900	1/2/12	1,997,385
Banco Santander SA, Inc.	34,370	BRR	BZDI	13.550	1/2/17	519,428
Goldman Sachs Group, Inc. (The)	38,900	BRR	BZDI	12.800	1/2/17	240,049
Goldman Sachs Group, Inc. (The)	120,000	BRR	BZDI	11.720	1/2/12	493,708
Goldman Sachs International	9,700	BRR	BZDI	14.100	1/2/17	173,047
J Aron & Co.	46,300	BRR	BZDI	10.670	1/2/12	(623,388)
J Aron & Co.	35,650	BRR	BZDI	14.160	1/2/17	647,993
J Aron & Co.	53,700	BRR	BZDI	12.920	1/2/14	462,009
J Aron & Co.	26,730	BRR	BZDI	12.870	1/2/14	207,537
J Aron & Co.	99,100	BRR	BZDI	12.260	1/2/15	(525,630)
J Aron & Co.	45,260	BRR	BZDI	12.290	1/2/15	(234,779)
J Aron & Co.	27,880	BRR	BZDI	14.050	1/2/12	833,461
J Aron & Co.	53,300	BRR	BZDI	14.300	1/2/17	2,562,214
J Aron & Co.	34,640	BRR	BZDI	13.670	1/2/17	523,538
J Aron & Co.	44,980	BRR	BZDI	13.100	1/2/17	344,367
JPMorgan Chase Bank NA	34,270	BRR	BZDI	13.910	1/2/12	1,018,195
JPMorgan Chase Bank NA	56,300	BRR	BZDI	13.900	1/2/17	1,082,581
Morgan Stanley	42,600	BRR	BZDI	12.810	1/2/17	90,314
Morgan Stanley	45,950	BRR	BZDI	14.950	1/2/17	1,378,450
Morgan Stanley	45,950	BRR	BZDI	15.000	1/2/17	1,389,305
Morgan Stanley	41,690	BRR	BZDI	14.880	1/2/17	2,004,355
Morgan Stanley	113,800	BRR	BZDI	13.900	1/2/17	2,188,237
Morgan Stanley	41,690	BRR	BZDI	14.860	1/2/17	2,004,355
Morgan Stanley	58,900	BRR	BZDI	12.050	1/2/12	363,671
Morgan Stanley Capital Services, Inc.	41,020	BRR	BZDI	13.930	1/2/17	619,699
UBS AG	100,000	BRR	BZDI	10.670	1/2/12	(1,345,063)
UBS AG	37,300	BRR	BZDI	14.340	1/2/17	1,793,294

Reference Entity Total	1,473,960	BRR				21,033,465
CAD BA CDOR:
Westpac Banking Corp.	58,255	CAD	Three-Month CAD BA CDOR	2.750	3/4/19	715,620
Westpac Banking Corp.	60,880	CAD	Three-Month CAD BA CDOR	2.725	3/4/19	621,113

Reference Entity Total	119,135	CAD				1,336,733
CZK PRIBOR PRBO:
Goldman Sachs Group, Inc. (The)	1,235,000	CZK	Six-Month CZK PRIBOR PRBO	2.76 times UDI	12/5/10	(369,253)
F18 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts: Continued

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

CZK PRIBOR PRBO: Continued
Goldman Sachs Group, Inc. (The)	507,500	CZK	Six-Month CZK PRIBOR PRBO	3.760%	10/6/18	$298,096
JPMorgan Chase Bank NA	1,235,000	CZK	Six-Month CZK PRIBOR PRBO	2.750	12/5/10	(381,001)
JPMorgan Chase Bank NA	1,056,000	CZK	Six-Month CZK PRIBOR PRBO	3.470	9/18/10	1,070,997
JPMorgan Chase Bank NA	1,166,000	CZK	Six-Month CZK PRIBOR PRBO	3.300	10/17/10	262,338
Morgan Stanley	501,200	CZK	Six-Month CZK PRIBOR PRBO	3.830	10/3/18	445,243

Reference Entity Total	5,700,700	CZK				1,326,420
DKK CIBOR DKNA13
Barclays Bank plc	543,320	DKK	3.689	Six-Month DKK CIBOR DKNA13	3/2/19	66,675
HUF BUBOR Reuters:
Barclays Bank plc	5,136,000	HUF	Six-Month HUF BUBOR Reuters	7.820	9/19/13	(487,983)
Barclays Bank plc	3,093,000	HUF	Six-Month HUF BUBOR Reuters	7.180	10/8/18	(1,905,091)
Citibank NA	3,045,000	HUF	Six-Month HUF BUBOR Reuters	7.200	10/8/18	(1,708,413)
Citibank NA	3,037,000	HUF	Six-Month HUF BUBOR Reuters	7.180	10/3/18	(1,889,305)
JPMorgan Chase Bank NA	3,093,000	HUF	Six-Month HUF BUBOR Reuters	7.200	10/6/18	(1,735,344)
JPMorgan Chase Bank NA	6,940,000	HUF	Six-Month HUF BUBOR Reuters	8.600	12/17/10	(938,255)
JPMorgan Chase Bank NA	2,411,000	HUF	Six-Month HUF BUBOR Reuters	7.890	9/12/13	(251,487)
JPMorgan Chase Bank NA	5,319,000	HUF	Six-Month HUF BUBOR Reuters	8.480	6/6/13	(230,100)
F19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

HUF BUBOR Reuters: Continued
JPMorgan Chase Bank NA	11,760,000	HUF	Six-Month HUF BUBOR Reuters	8.835%	2/5/11	$(1,042,964)
JPMorgan Chase Bank NA	2,855,000	HUF	Six-Month HUF BUBOR Reuters	7.880	8/12/13	(298,902)

Reference Entity Total	46,689,000	HUF				(10,487,844)
ILS TELBOR01 Reuters:
Credit Suisse International	23,060	ILS	Three-Month ILS TELBOR01 Reuters	4.650	12/22/18	195,438
Credit Suisse International	24,310	ILS	Three-Month ILS TELBOR01 Reuters	4.940	12/15/18	357,503
UBS AG	56,950	ILS	Three-Month ILS TELBOR01 Reuters	5.880	8/28/10	2,003,352
UBS AG	57,850	ILS	Three-Month ILS TELBOR01 Reuters	5.850	9/4/18	2,081,668
UBS AG	61,662	ILS	Three-Month ILS TELBOR01 Reuters	4.780	1/7/19	614,823
UBS AG	62,000	ILS	Three-Month ILS TELBOR01 Reuters	5.036	12/12/18	1,038,697

Reference Entity Total	285,832	ILS				6,291,481
JPY BBA LIBOR:
Citibank NA	2,989,500	JPY	1.236	Six-Month JPY BBA LIBOR	3/10/19	141,102
JPMorgan Chase Bank NA	2,989,500	JPY	1.268	Six-Month JPY BBA LIBOR	3/6/19	46,994
JPMorgan Chase Bank NA	2,989,400	JPY	1.210	Six-Month JPY BBA LIBOR	3/5/19	210,317

Reference Entity Total	8,968,400	JPY				398,413
MXN TIIE BANXICO:
Banco Santander SA, Inc.	323,900	MXN	MXN TIIE BANXICO	8.540	9/27/13	1,228,007
Banco Santander SA, Inc.	338,400	MXN	MXN TIIE BANXICO	8.060	2/6/14	617,744
Banco Santander SA, Inc.	131,000	MXN	MXN TIIE BANXICO	8.645	5/17/18	544,494
F20 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts: Continued

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

MXN TIIE BANXICO: Continued
Banco Santander SA, Inc.	184,100	MXN	MXN TIIE BANXICO	8.570%	5/3/18	$718,464
Citibank NA	645,100	MXN	MXN TIIE BANXICO	8.920	11/24/11	1,771,759
Credit Suisse International	128,200	MXN	MXN TIIE BANXICO	8.560	9/27/13	386,084
Credit Suisse International	133,400	MXN	MXN TIIE	8.300	12/17/26	(66,859)
Credit Suisse International	143,710	MXN	MXN TIIE BANXICO	8.050	1/22/19	154,109
Goldman Sachs Capital Markets LP	261,580	MXN	MXN TIIE	8.140	1/10/18	376,590
Goldman Sachs Group, Inc. (The)	195,700	MXN	MXN TIIE BANXICO	8.540	9/27/13	741,961
Goldman Sachs Group, Inc. (The)	341,000	MXN	MXN TIIE BANXICO	8.458	5/18/29	96,486
Goldman Sachs Group, Inc. (The)	201,520	MXN	MXN TIIE BANXICO	8.729	8/27/26	728,531
Goldman Sachs Group, Inc. (The)	623,700	MXN	MXN TIIE BANXICO	9.350	11/18/11	2,172,625
Goldman Sachs Group, Inc. (The)	1,996,000	MXN	MXN TIIE BANXICO	10.000	11/11/11	1,719,533
Goldman Sachs Group, Inc. (The)	802,600	MXN	MXN TIIE BANXICO	9.270	11/21/11	2,687,024
Goldman Sachs Group, Inc. (The)	784,100	MXN	MXN TIIE BANXICO	9.080	11/22/11	2,384,516
JPMorgan Chase Bank NA	1,983,000	MXN	MXN TIIE BANXICO	10.000	11/11/11	1,708,334
JPMorgan Chase Bank NA	630,300	MXN	MXN TIIE BANXICO	8.920	11/24/11	1,731,111
JPMorgan Chase Bank NA	124,850	MXN	MXN TIIE BANXICO	9.320	6/1/18	905,055
Merrill Lynch Capital Services, Inc.	168,880	MXN	MXN TIIE BANXICO	8.570	5/11/18	665,720
Morgan Stanley	249,000	MXN	One-Month MXN TIIE BANXICO	9.070	11/26/18	1,400,236

Reference Entity Total	10,390,040	MXN				22,671,524
PLZ WIBOR WIBO:
Goldman Sachs Group, Inc. (The)	77,340	PLZ	Six-Month PLZ WIBOR WIBO	5.330	10/6/18	(484,384)
Goldman Sachs Group, Inc. (The)	77,000	PLZ	Six-Month PLZ WIBOR WIBO	5.320	10/3/18	(490,948)
Goldman Sachs International	89,560	PLZ	Six-Month PLZ WIBOR WIBO	6.140	8/26/10	1,144,971
F21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

PLZ WIBOR WIBO: Continued
JPMorgan Chase Bank NA	60,160	PLZ	Six-Month PLZ WIBOR WIBO	6.040%	8/8/13	$911,074

Reference Entity Total	304,060	PLZ				1,080,713
SEK STIBOR SIDE:
Deutsche Bank AG	692,800	SEK	Three-Month SEK STIBOR SIDE	5.110	7/16/18	15,316,971
Goldman Sachs Group, Inc. (The)	1,319,184	SEK	Three-Month SEK STIBOR SIDE	3.380	2/10/19	1,384,923

Reference Entity Total	2,011,984	SEK				16,701,894
USD BBA LIBOR
Westpac Banking Corp.	92,000		Three-Month USD BBA LIBOR	3.318	3/6/19	3,487,168

					Total Interest Rate Swaps	$63,906,642

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
PLZ	Polish Zloty
SEK	Swedish Krona
Abbreviations/Definitions are as follows:

BA CDOR	Canadian Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London- Interbank Offered Rate
BUBOR	Budapest Interbank Offered Rate
BZDI	Brazil Interbank Deposit Rate
CIBOR	Copenhagen Interbank Offered Rate
DKNA13	Reuters 12-Month CIBOR
LIBOR	London Interbank Offered Rate
PRIBOR PRBO	Prague Interbank Offering Rate
STIBOR-SIDE	Stockholm Interbank Offered Rate
TELBOR01	Tel Aviv Interbank Offered Rate 1-Month
TIIE	Interbank Equilibrium Interest Rate
UDI	Unidad de Inversion (Unit of Investment)
WIBOR-WIBO	Poland Warsaw Interbank Offer Bid Rate
F22 | OPPENHEIMER INTERNATIONAL BOND FUND

Total Return Swap Contracts as of March 31, 2009 are as follows:

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

BOVESPA Index
UBS AG	24,547	BRR	If positive, the Total Return of the BOVESPA Index	If negative, the absolute value of the Total Return of the BOVESPA Index	4/17/09	$261,831
Custom basket of securities:
Citibank NA, New York	38,358	GBP	One-Month GBP BBA LIBOR plus 35 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	5/8/09	3,970,681
Citibank NA, New York	5,517,188	JPY	One-Month JPY BBA LIBOR plus 40 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	4/14/09	7,439,177
Morgan Stanley	29,334	EUR	One-Month EUR BBA LIBOR plus 25 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	3/5/10	5,458,083
Morgan Stanley International	29,022	EUR	One-Month EUR BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	10/7/09	4,256,436

					Reference Entity Total	21,124,377
KOSPI200
Citibank NA	13,643,204	KRW	If positive, the Total Return of the KOSPI200 Index	If negative, the absolute value of the Total Return of the KOSPI200 Index	6/15/09	(718,875)
F23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI DAILY TR NET BELGIUM:
Citibank NA	2,841	One-Month USD BBA LIBOR and if negative, the absolute value of the total return of the MSCI Daily Net BelgiumUSD Index	If positive, the Total Return of the MSCI Daily Net Belgium USD Index	10/7/09	$375,602
Citibank NA	12,551	One-Month USD BBA LIBOR and if negative, the absolute value of the total return of the MSCI Daily Net BelgiumUSD Index	If positive, the Total Return of the MSCI Daily Net Belgium USD Index	10/7/09	1,102,886

Reference Entity Total					1,478,488
MXN TIIE BANXICO:

Deutsche Bank AG	16,760	Six-Month USD BBA LIBOR	5.46% times UDI	5/13/15	895,468
Deutsche Bank AG	11,050	Six-Month USD LIBOR	5.25% times UDI	6/23/15	288,748
Goldman Sachs Group, Inc. (The)	11,580	Six-Month USD BBA LIBOR	5.10% times UDI	1/14/15	702,519
Goldman Sachs Group, Inc. (The)	11,580	Six-Month BBA LIBOR	5.08% times UDI	1/20/15	737,699

Reference Entity Total					2,624,434

Total of Total Return Swaps					$24,770,255

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
Abbreviations/Definitions are as follows:

BANIXCO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BOVESPA	Bovespa Index that trades on the Sao Paulo Stock Exchange
KOSPI200	Korean Stock Exchange Capitalization-weighted Index made up of 200 Korean stocks
MSCI Daily TR Net	The MSCI Total Return Belgium Index is a free float adjusted market capitalization index,
Belgium USD Index	designed to measure market equity performance in Australia on a total return basis with the reinvestment of net dividends.
TIIE	Interbank Equilibrium Interest Rate
UDI	Unidad de Inversion (Unit of Investment)
F24 | OPPENHEIMER INTERNATIONAL BOND FUND

Currency Swaps as of March 31, 2009 are as follows:

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

USD BBA LIBOR:
Credit Suisse International	18,590	TRY	Three Month USD BBA LIBOR	16.75%	2/26/12	$(733,613)
Credit Suisse International	7,370	TRY	Three-Month USD BBA LIBOR	17.25	2/7/12	(192,101)
Credit Suisse International	11,105	TRY	Three-Month USD BBA LIBOR	17.30	2/9/12	(294,674)
Merrill Lynch International	3,840	TRY	Three-Month BBA LIBOR	17.10	2/6/12	(188,217)

Total Currency Swaps						$(1,408,605)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:
TRY            New Turkish Lira
Abbreviations/Definitions is as follows:
BBA LIBOR      British Bankers’ Association London-Interbank Offered Rate
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2009 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Banco Santander Central Hispano SA	Interest Rate	27,880	BRR	$825,133
Banco Santander SA, Inc.:

	Interest Rate	150,470	BRR	2,516,813
	Interest Rate	977,400	MXN	3,108,709

				5,625,522

Barclays Bank plc:
	Credit Default Sell Protection	5,060		628,305
	Interest Rate	543,320	DKK	66,675
	Interest Rate	8,229,000	HUF	(2,393,074)

				(1,698,094)

Citibank NA:
	Interest Rate	6,082,000	HUF	(3,597,718)
	Interest Rate	2,989,500	JPY	141,102
	Interest Rate	645,100	MXN	1,771,759
	Total Return	13,643,204	KRW	(718,875)
	Total Return	15,392		1,478,488

				(925,244)

Citibank NA, New York:
	Credit Default Buy Protection	22,980		4,747,224
	Credit Default Sell Protection	32,545		(4,170,880)
	Total Return	38,358	GBP	3,970,681
	Total Return	5,517,188	JPY	7,439,177

				11,986,202
F25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Swap Summary Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Credit Suisse International:
	Credit Default Sell Protection	$27,350		$(11,995,320)
	Currency	37,065	TRY	(1,220,388)
	Interest Rate	47,370	ILS	552,941
	Interest Rate	405,310	MXN	473,334

				(12,189,433)

Deutsche Bank AG:
	Credit Default Sell Protection	29,620		(2,477,910)
	Interest Rate	692,800	SEK	15,316,971
	Total Return	27,810		1,184,216

				14,023,277

Goldman Sachs Bank USA:
	Credit Default Buy Protection	53,585		6,467,972
	Credit Default Sell Protection	19,700		(6,638,426)

				(170,454)

Goldman Sachs Capital Markets LP	Interest Rate	261,580	MXN	376,590
Goldman Sachs Group, Inc. (The):
	Interest Rate	158,900	BRR	733,757
	Interest Rate	1,742,500	CZK	(71,157)
	Interest Rate	4,944,620	MXN	10,530,676
	Interest Rate	154,340	PLZ	(975,332)
	Interest Rate	1,319,184	SEK	1,384,923
	Total Return	23,160		1,440,218

				13,043,085

Goldman Sachs International:
	Credit Default Sell Protection	22,415		(2,612,928)
	Interest Rate	9,700	BRR	173,047
	Interest Rate	89,560	PLZ	1,144,971

				(1,294,910)
J Aron & Co.	Interest Rate	467,540	BRR	4,197,322
JPMorgan Chase Bank NA:
	Interest Rate	90,570	BRR	2,100,776
	Interest Rate	3,457,000	CZK	952,334
	Interest Rate	32,378,000	HUF	(4,497,052)
	Interest Rate	5,978,900	JPY	257,311
	Interest Rate	2,738,150	MXN	4,344,500
	Interest Rate	60,160	PLZ	911,074

				4,068,943
JPMorgan Chase Bank NA, NY Branch	Credit Default Sell Protection	53,820		(3,446,947)
Merrill Lynch Capital Services, Inc.	Interest Rate	168,880	MXN	665,720
Merrill Lynch International:
	Credit Default Buy Protection	12,180		7,188,112
	Currency	3,840	TRY	(188,217)

				6,999,895
F26 | OPPENHEIMER INTERNATIONAL BOND FUND

Swap Summary Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Morgan Stanley:
	Interest Rate	390,580	BRR	$9,418,687
	Interest Rate	501,200	CZK	445,243
	Interest Rate	249,000	MXN	1,400,236
	Total Return	29,334	EUR	5,458,083

				16,722,249
Morgan Stanley Capital Services, Inc.:
	Credit Default Buy Protection	12,350		557,380
	Credit Default Sell Protection	47,400		(9,115,324)
	Interest Rate	41,020	BRR	619,699

				(7,938,245)
Morgan Stanley International	Total Return	29,022	EUR	4,256,436
UBS AG:
	Credit Default Buy Protection	16,070		7,816,128
	Credit Default Sell Protection	25,745		(10,527,968)
	Interest Rate	137,300	BRR	448,231
	Interest Rate	238,462	ILS	5,738,540
	Total Return	24,547	BRR	261,831

				3,736,762

Westpac Banking Corp.:
	Interest Rate	119,135	CAD	1,336,733
	Interest Rate	92,000		3,487,168

				4,823,901

		Total Swaps		$63,687,710

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Real
KRW	South Korean Won
MXN	Mexican Nuevo Peso
PLZ	Polish Zloty
SEK	Swedish Krona
TRY	New Turkish Lira
F27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$1,914,064,322	21.3%
United States	1,688,934,663	18.8
Brazil	640,781,635	7.1
United Kingdom	603,808,902	6.7
Germany	558,625,500	6.2
France	491,623,713	5.5
Turkey	423,204,851	4.7
Russia	302,588,000	3.4
Greece	281,286,511	3.1
Mexico	272,390,026	3.0
Italy	263,005,750	2.9
Colombia	183,751,477	2.0
Peru	170,447,571	1.9
Indonesia	142,945,606	1.6
Canada	98,130,645	1.1
Israel	97,320,273	1.1
Philippines	80,246,324	0.9
Panama	73,409,298	0.8
The Netherlands	65,055,443	0.7
Supranational	62,221,902	0.7
Ukraine	55,121,536	0.6
Kazakhstan	47,187,421	0.5
India	46,682,822	0.5
Belgium	41,515,083	0.5
Poland	41,229,285	0.5
Sweden	39,525,953	0.4
Denmark	39,508,192	0.4
Venezuela	39,102,789	0.4
Uruguay	36,274,490	0.4
Argentina	29,944,872	0.3
Egypt	28,665,253	0.3
Australia	26,664,303	0.3
Hungary	26,223,957	0.3
Korea, Republic of South	23,312,562	0.3
Dominican Republic	21,544,706	0.2
Norway	16,904,678	0.2
Ghana	12,147,905	0.1
Vietnam	8,969,347	0.1
Nigeria	5,417,871	0.1
Swaziland	4,057,130	0.1
Bulgaria	2,969,400	0.0
Zambia	1,770,464	0.0

Total	$9,008,582,431	100.0%

See accompanying Notes to Financial Statements.
F28 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $9,027,598,644)	$8,248,332,989
Affiliated companies (cost $760,249,442)	760,249,442

9,008,582,431
Cash	18,452,424
Cash—foreign currencies (cost $5,546,634)	5,436,807
Unrealized appreciation on foreign currency exchange contracts	129,243,557
Swaps, at value	135,063,821
Receivables and other assets:
Investments sold	233,142,003
Interest, dividends and principal paydowns	122,850,420
Closed foreign currency contracts	70,214,287
Shares of beneficial interest sold	23,494,886
Other	82,599

Total assets	9,746,563,235

Liabilities
Unrealized depreciation on foreign currency exchange contracts	59,422,107
Swaps, at value	71,376,111
Unrealized depreciation on unfunded loan commitments	1,234,104
Payables and other liabilities:
Investments purchased	251,886,290
Closed foreign currency contracts	81,134,834
Terminated investment contracts	40,774,001
Shares of beneficial interest redeemed	34,574,161
Dividends	5,952,277
Futures margins	5,750,929
Distribution and service plan fees	4,927,682
Transfer and shareholder servicing agent fees	1,624,825
Shareholder communications	218,629
Trustees’ compensation	30,788
Other	588,021

Total liabilities	559,494,759

Net Assets	$9,187,068,476

F29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Composition of Net Assets
Par value of shares of beneficial interest	$1,639,410
Additional paid-in capital	10,170,104,423
Accumulated net investment income	172,090,583
Accumulated net realized loss on investments and foreign currency transactions	(497,480,145)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(659,285,795)

Net Assets	$9,187,068,476

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,062,050,287 and 1,080,923,885 shares of beneficial interest outstanding)	$5.61
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$5.89

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $257,050,651 and 46,001,974 shares of beneficial interest outstanding)	$5.59

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,480,515,932 and 264,917,906 shares of beneficial interest outstanding)	$5.59

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $237,539,804 and 42,473,319 shares of beneficial interest outstanding)	$5.59

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,149,911,802 and 205,093,266 shares of beneficial interest outstanding)	$5.61
See accompanying Notes to Financial Statements.
F30 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2009

Investment Income
Interest	$217,041,792
Dividends from affiliated securities	6,145,246
Income from investment of securities lending cash collateral, net—affiliated companies	1,303,751

Total investment income	224,490,789

Expenses
Management fees	25,513,080
Distribution and service plan fees:
Class A	8,297,511
Class B	1,378,361
Class C	7,924,589
Class N	598,958
Transfer and shareholder servicing agent fees:
Class A	6,974,825
Class B	398,498
Class C	1,326,233
Class N	731,492
Class Y	428,156
Shareholder communications:
Class A	208,037
Class B	20,806
Class C	51,027
Class N	2,895
Class Y	40,078
Custodian fees and expenses	698,410
Trustees’ compensation	86,370
Other	257,415

Total expenses	54,936,741
Less reduction to custodian expenses	(24,069)
Less waivers and reimbursements of expenses	(690,150)

Net expenses	54,222,522

Net Investment Income	170,268,267
F31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	$(10,917,065)
Closing and expiration of option contracts written	18,520,904
Closing and expiration of futures contracts	75,666,372
Foreign currency transactions	(441,045,036)
Swap contracts	(191,842,542)

Net realized loss	(549,617,367)
Net change in unrealized appreciation (depreciation) on:
Investments	49,964,357
Translation of assets and liabilities denominated in foreign currencies	(54,131,280)
Futures contracts	33,445,749
Option contracts written	1,161,810
Swap contracts	96,205,615
Unfunded loan commitments	(1,669,435)

Net change in unrealized depreciation	124,976,816

Net Decrease in Net Assets Resulting from Operations	$(254,372,284)

See accompanying Notes to Financial Statements.
F32 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2009	September 30,
	(Unaudited)	2008

Operations
Net investment income	$170,268,267	$453,688,407
Net realized gain (loss)	(549,617,367)	649,486,536
Net change in unrealized depreciation	124,976,816	(1,375,250,507)

Net decrease in net assets resulting from operations	(254,372,284)	(272,075,564)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(240,557,949)	(539,407,657)
Class B	(8,750,348)	(17,884,762)
Class C	(51,083,853)	(105,434,239)
Class N	(8,149,783)	(13,217,633)
Class Y	(45,136,862)	(59,760,258)

	(353,678,795)	(735,704,549)

Distributions from net realized gain:
Class A	(52,156,919)	(28,021,323)
Class B	(2,183,551)	(1,084,865)
Class C	(12,393,086)	(6,187,775)
Class N	(1,894,382)	(709,320)
Class Y	(9,177,660)	(2,674,800)

	(77,805,598)	(38,678,083)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(1,713,900,426)	2,664,159,613
Class B	(39,266,729)	81,479,353
Class C	(248,381,855)	637,902,079
Class N	(5,455,423)	127,301,228
Class Y	(143,041,160)	1,033,623,908

	(2,150,045,593)	4,544,466,181

Net Assets
Total increase (decrease)	(2,835,902,270)	3,498,007,985
Beginning of period	12,022,970,746	8,524,962,761

End of period (including accumulated net investment income of $172,090,583 and $355,501,111, respectively)	$9,187,068,476	$12,022,970,746

See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2009	Year Ended September 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$5.96	$6.41	$5.80	$6.01	$5.63	$5.33

Income (loss) from investment operations:
Net investment income	.10 [1]	.26 [1]	.24 [1]	.22 [1]	.23 [1]	.13
Net realized and unrealized gain (loss)	(.20)	(.23)	.62	(.04)	.62	.47

Total from investment operations	(.10)	.03	.86	.18	.85	.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	(.45)	(.24)	(.37)	(.41)	(.30)
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.25)	(.48)	(.25)	(.39)	(.47)	(.30)

Net asset value, end of period	$5.61	$5.96	$6.41	$5.80	$6.01	$5.63

Total Return, at Net Asset Value[2]	(1.78)%	(0.01)%	15.18%	3.23%	15.53%	11.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,062,050	$8,241,801	$6,300,320	$4,075,172	$2,683,900	$1,177,628

Average net assets (in thousands)	$6,752,218	$8,331,255	$4,988,412	$3,430,374	$1,925,344	$811,608

Ratios to average net assets:[3]
Net investment income	3.49%	4.02%	3.97%	3.72%	3.85%	2.19%
Total expenses	0.99%[4]	0.92%[4]	0.94%[4]	0.98%	1.03%	1.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.98%	0.91%	0.93%	0.97%	1.02%	1.13%

Portfolio turnover rate	38%	105%	68%	144%	90%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	1.00%
Year Ended September 30, 2008	0.93%
Year Ended September 30, 2007	0.95%
See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months
	Ended
	March 31, 2009	Year Ended September 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$5.94	$6.39	$5.78	$5.99	$5.61	$5.31

Income (loss) from investment operations:
Net investment income	.07 [1]	.21 [1]	.19 [1]	.17 [1]	.17 [1]	.08
Net realized and unrealized gain (loss)	(.19)	(.24)	.62	(.04)	.63	.47

Total from investment operations	(.12)	(.03)	.81	.13	.80	.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.39)	(.19)	(.32)	(.36)	(.25)
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.23)	(.42)	(.20)	(.34)	(.42)	(.25)

Net asset value, end of period	$5.59	$5.94	$6.39	$5.78	$5.99	$5.61

Total Return, at Net Asset Value[2]	(2.20)%	(0.84)%	14.26%	2.35%	14.58%	10.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$257,050	$314,676	$259,285	$234,848	$224,381	$167,621

Average net assets (in thousands)	$276,505	$311,097	$240,238	$229,871	$201,541	$153,117

Ratios to average net assets:[3]
Net investment income	2.64%	3.19%	3.12%	2.88%	2.95%	1.40%
Total expenses	1.83%[4]	1.74%[4]	1.79%[4]	1.83%	1.89%	1.98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.82%	1.73%	1.78%	1.83%	1.89%	1.98%

Portfolio turnover rate	38%	105%	68%	144%	90%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	1.84%
Year Ended September 30, 2008	1.75%
Year Ended September 30, 2007	1.80%
See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009	Year Ended September 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$5.94	$6.39	$5.78	$5.99	$5.61	$5.31

Income (loss) from investment operations:
Net investment income	.08 [1]	.21 [1]	.20 [1]	.17 [1]	.18 [1]	.09
Net realized and unrealized gain (loss)	(.20)	(.23)	.62	(.03)	.63	.46

Total from investment operations	(.12)	(.02)	.82	.14	.81	.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.18)	(.40)	(.20)	(.33)	(.37)	(.25)
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.23)	(.43)	(.21)	(.35)	(.43)	(.25)

Net asset value, end of period	$5.59	$5.94	$6.39	$5.78	$5.99	$5.61

Total Return, at Net Asset Value[2]	(2.14)%	(0.74)%	14.39%	2.46%	14.70%	10.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,480,516	$1,835,312	$1,357,937	$875,032	$560,138	$233,311

Average net assets (in thousands)	$1,589,570	$1,833,929	$1,078,601	$717,977	$401,401	$170,796

Ratios to average net assets:[3]
Net investment income	2.77%	3.29%	3.24%	2.98%	3.10%	1.46%
Total expenses	1.70%[4]	1.64%[4]	1.67%[4]	1.71%	1.77%	1.88%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.69%	1.63%	1.66%	1.71%	1.77%	1.88%

Portfolio turnover rate	38%	105%	68%	144%	90%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	1.71%
Year Ended September 30, 2008	1.65%
Year Ended September 30, 2007	1.68%
See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months
	Ended
	March 31, 2009	Year Ended September 30,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$5.95	$6.40	$5.79	$6.00	$5.61	$5.32

Income (loss) from investment operations:
Net investment income	.09 [1]	.23 [1]	.22 [1]	.19 [1]	.20 [1]	.12
Net realized and unrealized gain (loss)	(.21)	(.23)	.61	(.04)	.64	.45

Total from investment operations	(.12)	—	.83	.15	.84	.57

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.19)	(.42)	(.21)	(.34)	(.39)	(.28)
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.24)	(.45)	(.22)	(.36)	(.45)	(.28)

Net asset value, end of period	$5.59	$5.95	$6.40	$5.79	$6.00	$5.61

Total Return, at Net Asset Value[2]	(2.14)%	(0.44)%	14.71%	2.78%	15.27%	11.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$237,540	$258,223	$153,181	$63,432	$46,533	$18,641

Average net assets (in thousands)	$240,465	$223,531	$112,319	$55,216	$30,696	$10,769

Ratios to average net assets:[3]
Net investment income	3.10%	3.59%	3.56%	3.29%	3.45%	1.83%
Total expenses	1.64%[4]	1.49%[4]	1.61%[4]	1.58%	1.47%	1.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%	1.34%	1.37%	1.42%	1.46%	1.49%

Portfolio turnover rate	38%	105%	68%	144%	90%	133%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	1.65%
Year Ended September 30, 2008	1.50%
Year Ended September 30, 2007	1.62%
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2009	Year Ended September 30,
Class Y	(Unaudited)	2008	2007	2006	2005	2004[1]

Per Share Operating Data
Net asset value, beginning of period	$5.96	$6.41	$5.80	$6.01	$5.63	$5.58

Income (loss) from investment operations:
Net investment income	.11 [2]	.28 [2]	.27 [2]	.24 [2]	.25 [2]	— [3]
Net realized and unrealized gain (loss)	(.19)	(.23)	.62	(.04)	.63	.05

Total from investment operations	(.08)	.05	.89	.20	.88	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.22)	(.47)	(.27)	(.39)	(.44)	—
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)	—

Total dividends and/or distributions to shareholders	(.27)	(.50)	(.28)	(.41)	(.50)	—

Net asset value, end of period	$5.61	$5.96	$6.41	$5.80	$6.01	$5.63

Total Return, at Net Asset Value [4]	(1.59)%	0.38%	15.63%	3.64%	15.96%	0.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,149,912	$1,372,959	$454,240	$176,728	$37,286	$14,268

Average net assets (in thousands)	$1,208,886	$932,774	$299,298	$97,992	$25,559	$7,086

Ratios to average net assets:[5]
Net investment income	3.88%	4.39%	4.38%	4.11%	4.23%	4.84%
Total expenses	0.61%[6]	0.55%[6]	0.55%[6]	0.56%	0.67%	1.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.60%	0.54%	0.54%	0.56%	0.66%	1.17%

Portfolio turnover rate	38%	105%	68%	144%	90%	133%

1.	For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2009	0.62%
Year Ended September 30, 2008	0.56%
Year Ended September 30, 2007	0.56%
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Bond Fund (the “Fund”) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as
F39 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
F40 | OPPENHEIMER INTERNATIONAL BOND FUND

     There have been no significant changes to the fair valuation methodologies during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2009, securities with an aggregate market value of $15,729,082, representing 0.17% of the Fund’s net assets, were in default.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a
F41 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Investments With Off-Balance Sheet Market Risk. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund’s Statement of Assets and Liabilities.
Use of Leverage. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F42 | OPPENHEIMER INTERNATIONAL BOND FUND

     During the fiscal year ended September 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.
     As of March 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $549,617,367 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,788,602,057
Federal tax cost of other investments	(546,418,018)

Total federal tax cost	$9,242,184,039

Gross unrealized appreciation	$452,557,866
Gross unrealized depreciation	(1,180,012,950)

Net unrealized depreciation	$(727,455,084)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
F43 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F44 | OPPENHEIMER INTERNATIONAL BOND FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	141,718,920	$810,820,404	788,334,579	$5,151,720,639
Dividends and/or distributions reinvested	40,876,845	237,306,637	69,286,373	446,290,366
Redeemed	(484,288,842)	(2,762,027,467)	(457,205,794)	(2,933,851,392)

Net increase (decrease)	(301,693,077)	$(1,713,900,426)	400,415,158	$2,664,159,613

Class B
Sold	4,534,777	$25,843,096	25,130,380	$163,679,701
Dividends and/or distributions reinvested	1,495,966	8,681,675	2,379,075	15,246,090
Redeemed	(13,004,345)	(73,791,500)	(15,091,884)	(97,446,438)

Net increase (decrease)	(6,973,602)	$(39,266,729)	12,417,571	$81,479,353

Class C
Sold	21,057,879	$120,194,037	159,708,933	$1,041,882,213
Dividends and/or distributions reinvested	7,164,287	41,558,770	10,816,476	69,331,239
Redeemed	(72,244,784)	(410,134,662)	(73,975,414)	(473,311,373)

Net increase (decrease)	(44,022,618)	$(248,381,855)	96,549,995	$637,902,079

Class N
Sold	8,451,715	$48,047,131	28,207,203	$183,519,138
Dividends and/or distributions reinvested	1,631,558	9,454,667	2,032,410	13,036,888
Redeemed	(11,044,713)	(62,957,221)	(10,745,781)	(69,254,798)

Net increase (decrease)	(961,440)	$(5,455,423)	19,493,832	$127,301,228

Class Y
Sold	44,849,259	$255,247,054	191,705,276	$1,237,990,952
Dividends and/or distributions reinvested	8,782,842	50,894,581	8,846,356	56,811,637
Redeemed	(78,921,295)	(449,182,795)	(40,986,409)	(261,178,681)

Net increase (decrease)	(25,289,194)	$(143,041,160)	159,565,223	$1,033,623,908

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund and OFI Liquid Assets Fund, LLC, for the six months ended March 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$2,327,712,673	$4,381,000,358
U.S. government and government agency obligations	608,805,004	33,864,429
F45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2009, the Fund paid $9,401,868 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan
F46 | OPPENHEIMER INTERNATIONAL BOND FUND

is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 for Class B, Class C and Class N shares were $8,040,467, $24,591,716 and $3,257,488, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2009	$410,911	$220,088	$646,868	$662,668	$4,134
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended March 31, 2009, OFS waived $320,854 for Class N shares. This undertaking may be amended or withdrawn at any time.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2009, the Manager waived $369,296 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange
F47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Foreign Currency Exchange Contracts Continued
rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon
F48 | OPPENHEIMER INTERNATIONAL BOND FUND

the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
Written option activity for the six months ended March 31, 2009 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2008	4,446,330,000	$1,203,228	4,446,330,000	$1,203,228
Options written	37,757,396,000	17,273,558	37,757,396,000	17,376,574
Options closed or expired	(15,181,880,000)	(10,411,976)	(27,021,846,000)	(8,108,928)
Options exercised	(27,021,846,000)	(8,064,810)	(15,181,880,000)	(10,470,874)

Options outstanding as of March 31, 2009	—	$—	—	$—

8. Swap Contracts
The Fund may enter into privately negotiated agreements with a counterparty to exchange or “swap” payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.
     Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the
F49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Swap Contracts Continued
Statement of Operations. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities and as a component of unrealized gain or loss on the Statement of Operations until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations.
     Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
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     Risks of credit default swaps include credit, market and liquidity risk. Additional risks include but are not limited to: the cost of paying for credit protection if there are no credit events or the cost of selling protection when a credit event occurs (paying the notional amount to the protection buyer); and pricing transparency when assessing the value of a credit default swap.
     As of March 31, 2009, the Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     As of March 31, 2009, the Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Risks of total return swaps include credit, market and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     Risks of currency swaps include credit, market and liquidity risk. Additional risks of currency swaps include, but are not limited to, exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is also a risk, based on movements of interest rates or indexes that periodic payments made by the Fund will be greater than the payments received.
9. Illiquid or Restricted Securities
As of March 31, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it
F51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
9. Illiquid or Restricted Securities Continued
difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
10. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
As of March 31, 2009, the Fund had no securities on loan.
11. Unfunded Purchase Commitments
Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $47,230,890 at March 31, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase loan commitments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.
As of March 31, 2009, the Fund had unfunded purchase commitments as follows:

	Commitment
	Termination	Unfunded
	Date	Amount

Deutsche Bank AG, Opic Reforma I Credit Linked Nts.	10/23/13	$18,005,890
F52 | OPPENHEIMER INTERNATIONAL BOND FUND

	Commitment	Termination	Unfunded	Unrealized
	Interest Rate	Date	amount	Depreciation

Deutsche Bank AG; An unfunded commitment that the fund receives 0.125% quarterly; and will pay out, upon request, up to 29,225,000 USD to a Peruvian Trust through Deutsche Bank’s Global Note Program. Upon funding requests, the unfunded portion decreases and new structured securities will be created and held by the fund to maintain a consistent exposure level.	0.50%	9/20/10	$29,225,000	$1,234,104
12. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
13. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs are seeking class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College
F53 | OPPENHEIMER INTERNATIONAL BOND FUND

13. Pending Litigation Continued
Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those lawsuits, in 2008 and 2009, allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the individual Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
| OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
17 | OPPENHEIMER INTERNATIONAL BOND FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Bond Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 05/14/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 05/14/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 05/14/2009